TAXES ON INCOME (Reconciliation of Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Loss before taxes on income, net, as reported in the statements of operations from continuing operations	$ (2,103)	$ (188)	$ (840)
Tax rates	23.00%	23.00%	23.00%
Theoretical tax benefit	$ (484)	$ (43)	$ (193)
Non - deductible expenses	(116)	38	37
Loss and timing differences for which no deferred tax was provided	264	(2)	187
Tax adjustment in respect of different tax rate of subsidiaries	9	3	6
Changes in provision for uncertain tax positions	2	8	9
Taxes on income, net, as reported in the statements of operations	$ (325)	$ 4	$ 46